Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on statements of cash flows - Rice Acquisition Corp. [Member]	4 Months Ended
Dec. 31, 2020 USD ($)
As Previously Reported [Member]
Statement of Cash Flows
Net loss	$ (324,611)
Change in fair value of warrant liabilities
Compensation expense attributable to the sale of private placement warrants
Offering costs allocated to warrant liability
Net cash used in operating activities	(745,445)
Net cash used in investing activities	(237,276,000)
Net cash provided by financing activities	239,356,612
Net change in cash	1,335,167
Restatement Adjustment [Member]
Statement of Cash Flows
Net loss	(22,169,618)
Change in fair value of warrant liabilities	19,728,840
Compensation expense attributable to the sale of private placement warrants	1,654,000
Offering costs allocated to warrant liability	787,138
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
As Restated [Member]
Statement of Cash Flows
Net loss	(22,494,229)
Change in fair value of warrant liabilities	19,728,840
Compensation expense attributable to the sale of private placement warrants	1,654,000
Offering costs allocated to warrant liability	787,138
Net cash used in operating activities	(745,445)
Net cash used in investing activities	(237,276,000)
Net cash provided by financing activities	239,356,612
Net change in cash	$ 1,335,167